UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-3723

Fidelity New York Municipal Trust
 (Exact name of registrant as specified in charter)

82 Devonshire St., Boston, Massachusetts 02109
 (Address of principal executive offices) (Zip code)

Eric D. Roiter, Secretary

82 Devonshire St.

Boston, Massachusetts 02109
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	January 31

Date of reporting period:	April 30, 2007

Item 1. Schedule of Investments

Quarterly Holdings Report

for

Fidelity ® New York Municipal
Income Fund

April 30, 2007

1.800351.103

NFY-QTLY-0607

Investments April 30, 2007 (Unaudited)

Showing Percentage of Net Assets

Municipal Bonds - 97.9%
	Principal Amount (000s)	Value (000s)
Guam - 0.1%
Guam Wtrwks. Auth. Wtr. and Wastewtr. Sys. Rev. 6% 7/1/25	$ 1,100	$ 1,203
New York - 94.5%
Albany Indl. Dev. Agcy. Civic Facility Rev. (College of Saint Rose Proj.) Series A, 5.5% 7/1/21 (AMBAC Insured)	2,300	2,461
Battery Park City Auth. Rev. Series A:
5.25% 11/1/16	2,000	2,175
5.25% 11/1/17	1,400	1,524
Buffalo Muni. Wtr. Fin. Auth. Series B, 5% 7/1/16 (FSA Insured) (a)	2,965	3,180
Dutchess County Indl. Dev. Agcy. Civic Facility Rev.:
(Bard College Civic Facility Proj.):
5.5% 8/1/20 (Pre-Refunded to 8/1/10 @ 101) (d)	4,190	4,444
5.75% 8/1/30 (Pre-Refunded to 8/1/10 @ 101) (d)	9,475	10,099
(Bard College Proj.):
Series A1, 5% 8/1/12 (a)	500	521
Series A2, 5% 8/1/11 (a)	750	777
(Vassar College Proj.) 5.35% 9/1/40 (Pre-Refunded to 8/1/11 @ 101) (d)	7,000	7,532
Erie County Gen. Oblig. Series A:
5% 9/1/15 (FGIC Insured)	2,625	2,783
5% 9/1/16 (FGIC Insured)	1,680	1,778
5% 9/1/17 (FGIC Insured)	1,000	1,059
Erie County Indl. Dev. Agcy. School Facility Rev.:
(Buffalo City School District Proj.):
Series 2003:
5.75% 5/1/17 (FSA Insured)	8,940	9,735
5.75% 5/1/19 (FSA Insured)	1,500	1,631
5.75% 5/1/20 (FSA Insured)	1,400	1,522
5.75% 5/1/22 (FSA Insured)	4,900	5,319
Series 2004:
5.75% 5/1/17 (FSA Insured)	5,950	6,657
5.75% 5/1/23 (FSA Insured)	9,620	10,682
5.75% 5/1/25 (FSA Insured)	2,000	2,218
5.75% 5/1/26 (FSA Insured)	8,985	9,959
5.75% 5/1/15 (FSA Insured)	4,100	4,608
5.75% 5/1/19 (FSA Insured)	5,000	5,574
(City of Buffalo Proj.) Series 2003:
5.75% 5/1/21 (FSA Insured)	1,755	1,907
5.75% 5/1/23 (FSA Insured)	1,000	1,085
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
New York - continued
Geneva Indl. Dev. Auth. Civic Facilities Rev. (Hobart & William Smith Proj.) Series A, 5.375% 2/1/23 (FGIC Insured)	$ 3,485	$ 3,754
Grand Central District Mgmt. Assoc., Inc. 5% 1/1/14	1,000	1,064
Hempstead Town Indl. Dev. Agcy. (American Ref-Fuel Co. Proj.) 5% 12/1/10	7,000	7,222
Hudson Yards Infrastructure Corp. 4.5% 2/15/47 (MBIA Insured)	4,000	3,956
Long Island Pwr. Auth.:
Series A, 5.25% 12/1/20 (FGIC Insured)	17,780	19,472
Series B, 5% 12/1/35	3,000	3,145
Series C, 5% 9/1/35	5,000	5,266
Metropolitan Trans. Auth. Dedicated Tax Fund Series A, 5.5% 11/15/26 (FSA Insured)	13,575	14,605
Metropolitan Trans. Auth. Svc. Contract Rev.:
(Trans. Facilities Proj.) Series 3, 7.375% 7/1/08 (Escrowed to Maturity) (d)	695	711
Series 2002 A, 5.75% 7/1/31 (AMBAC Insured)	3,025	3,287
Series 7, 5.625% 7/1/16 (Escrowed to Maturity) (d)	3,000	3,138
Series A, 5.5% 7/1/20 (MBIA Insured)	3,000	3,240
Series B:
5.5% 7/1/19 (MBIA Insured)	3,000	3,251
5.5% 7/1/23 (MBIA Insured)	5,000	5,414
Monroe County Arpt. Auth. Arpt. Rev. 5.25% 1/1/13 (MBIA Insured) (c)	1,000	1,052
Monroe County Gen. Oblig. 6.5% 6/1/07 (AMBAC Insured)	50	50
Monroe County Indl. Dev. Agcy. Civic Facility Rev.:
(Highland Hosp. Proj.):
5% 8/1/11	1,510	1,557
5% 8/1/13	1,650	1,726
(Nazareth College Rochester Proj.) 5.25% 10/1/21 (MBIA Insured)	1,000	1,063
Nassau County Indl. Dev. Agcy. Civic Facility Rev. (North Shore Health Sys. Proj.):
Series 2001 A, 5.875% 11/1/11	125	129
Series 2001 B, 5.875% 11/1/11	855	886
Series 2001 C, 5.625% 11/1/10	510	519
Series 2001 D, 5.625% 11/1/10	1,225	1,281
Nassau County Interim Fin. Auth. Series A, 5% 11/15/18 (AMBAC Insured)	4,875	5,190
New York City Gen. Oblig.:
Series 1998 H, 5.5% 8/1/12	8,065	8,314
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
New York - continued
New York City Gen. Oblig.: - continued
Series 2000 A, 6.5% 5/15/11	$ 195	$ 212
Series 2002 A, 5.75% 8/1/14	5,000	5,449
Series 2002 B, 5.75% 8/1/15	3,500	3,815
Series 2002 C, 5.5% 8/1/13	10,500	11,379
Series 2003 A:
5.5% 8/1/14	3,205	3,498
5.5% 8/1/20 (MBIA Insured)	7,000	7,619
Series 2003 E, 5.25% 8/1/14	3,390	3,653
Series 2003 F:
5.5% 12/15/10	1,000	1,058
5.5% 12/15/11	3,700	3,962
Series 2003 J, 5.5% 6/1/20 (AMBAC Insured)	17,265	18,756
Series 2004 B, 5.25% 8/1/15	9,855	10,693
Series 2005 F, 5.25% 8/1/12	2,000	2,115
Series 2005 G:
5% 8/1/15	8,220	8,828
5.25% 8/1/16	9,010	9,887
5.625% 8/1/13 (MBIA Insured)	3,000	3,264
Series 2005 J, 5% 3/1/13	2,500	2,647
Series A:
5.25% 11/1/14 (MBIA Insured)	1,350	1,447
6.25% 8/1/08	1,000	1,014
Series B:
5.75% 8/1/14	3,000	3,270
6.5% 8/15/11	1,000	1,103
Series C, 5% 1/1/15	7,000	7,486
Series D, 5.25% 8/1/13	1,740	1,764
Series G, 5.25% 8/1/14 (AMBAC Insured)	1,635	1,737
Series H, 6% 8/1/17	345	350
Series I-1, 5% 4/1/17	7,215	7,746
Series J:
5.5% 6/1/18 (MBIA Insured)	5,000	5,454
5.5% 6/1/19	2,395	2,595
6.125% 8/1/12	60	61
Subseries 2005 F1, 5.25% 9/1/14	3,000	3,258
New York City Health & Hosp. Corp. Rev. Series A:
5.5% 2/15/16 (FSA Insured)	2,605	2,803
5.5% 2/15/17 (FSA Insured)	3,000	3,228
5.5% 2/15/18 (FSA Insured)	2,500	2,688
5.5% 2/15/19 (FSA Insured)	1,250	1,343
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
New York - continued
New York City Indl. Dev. Agcy. Civic Facility Rev.:
(New York Univ. Proj.) Series 2001, 5.375% 7/1/15 (AMBAC Insured)	$ 500	$ 533
(Spence School, Inc. Proj.) 5% 7/1/27	3,255	3,384
New York City Indl. Dev. Agcy. Indl. Dev. Rev. (Japan Airlines Co. Ltd. Proj.) Series 1991, 6% 11/1/15 (FSA Insured) (c)	1,915	1,938
New York City Indl. Dev. Agcy. Spl. Facilities Rev. (Terminal One Group Assoc. Proj.) 5% 1/1/08 (c)	3,735	3,757
New York City Muni. Wtr. Fin. Auth. Wtr. & Swr. Sys. Rev.:
Series 07AA, 4.75% 6/15/37	2,500	2,563
Series 2001 C, 5.125% 6/15/33	3,960	4,156
Series 2002 A, 5.125% 6/15/34 (FSA Insured)	16,500	17,327
Series 2005 D, 5% 6/15/37	16,090	16,899
Series A:
5% 6/15/32	5,000	5,153
5.125% 6/15/34 (MBIA Insured)	4,200	4,411
5.25% 6/15/33 (Pre-Refunded to 6/15/11 @ 100) (d)	1,280	1,359
5.375% 6/15/15 (FGIC Insured)	7,000	7,565
Series B, 5.375% 6/15/07 (Escrowed to Maturity) (d)	145	145
Series D:
5% 6/15/38	14,250	14,967
5% 6/15/39	2,800	2,939
5% 6/15/39 (AMBAC Insured)	3,755	3,952
Series E:
5% 6/15/34	2,000	2,081
5% 6/15/38	2,975	3,092
Series G:
5.125% 6/15/32	3,000	3,123
5.125% 6/15/32 (FGIC Insured)	4,750	4,956
New York City Transitional Fin. Auth. Rev.:
Series 2002 A, 5.375% 11/15/21	1,100	1,181
Series 2003 D:
5% 2/1/31	20,025	20,896
5.25% 2/1/17 (MBIA Insured)	9,385	10,081
5.25% 2/1/19 (MBIA Insured)	8,075	8,631
Series 2003 E:
5.25% 2/1/15 (FGIC Insured)	7,250	7,811
5.25% 2/1/17 (FGIC Insured)	5,975	6,418
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
New York - continued
New York City Transitional Fin. Auth. Rev.: - continued
Series 2004 C:
5% 2/1/33 (FGIC Insured)	$ 7,350	$ 7,740
5.25% 2/1/14	6,000	6,524
Series 2007 B:
5% 11/1/15	3,000	3,257
5% 11/1/16	7,500	8,180
Series 2007 S1, 5% 7/15/36 (FGIC Insured)	3,000	3,192
Series A:
5.375% 11/15/21 (Pre-Refunded to 11/15/12 @ 100) (d)	2,750	2,989
5.5% 11/15/17 (FGIC Insured)	6,725	7,291
5.5% 11/15/20 (Pre-Refunded to 11/15/12 @ 100) (d)	3,800	4,153
Series B:
5% 8/1/32	5,000	5,231
5.25% 8/1/19	3,000	3,236
5.375% 2/1/15	3,000	3,236
Series C, 5.375% 2/1/17	1,000	1,063
Series D, 5.25% 2/1/20 (MBIA Insured)	5,000	5,349
5.75% 2/15/16 (Pre-Refunded to 2/15/10 @ 101) (d)	85	91
New York City Trust Cultural Resources Rev. (Museum of Modern Art Proj.) Series 2001 D, 5.125% 7/1/31 (AMBAC Insured)	3,200	3,363
New York Convention Ctr. Dev. Corp. Rev. 5% 11/15/44 (AMBAC Insured)	48,000	50,380
New York Dorm. Auth. Revs.:
(Champlain Valley Physicians Proj.):
6% 7/1/09 (Escrowed to Maturity) (d)	370	388
6% 7/1/10 (Escrowed to Maturity) (d)	250	268
(City Univ. Sys. Consolidation Proj.):
Series A:
5.75% 7/1/13	6,000	6,482
5.75% 7/1/13 (AMBAC Insured)	3,000	3,248
Series C, 7.5% 7/1/10	4,995	5,267
(Colgate Univ. Proj.):
6% 7/1/16 (MBIA Insured)	1,900	2,157
6% 7/1/21 (MBIA Insured)	2,500	2,975
(Court Facilities Lease Proj.) Series A, 5.5% 5/15/21 (AMBAC Insured)	10,000	11,575
(Jewish Med. Ctr. Proj.) 5% 7/1/18 (MBIA Insured)	8,000	8,180
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
New York - continued
New York Dorm. Auth. Revs.: - continued
(Mental Health Proj.) Series 2007 A, 5.75% 8/15/11	$ 25	$ 26
(Montefiore Med. Ctr. Proj.) Series 2000:
5.8% 8/1/30	2,820	2,995
5.85% 8/1/40	9,500	10,107
(New York & Presbyterian Hosp. Proj.) 4.4% 8/1/13 (AMBAC Insured)	185	185
(New York City Gen. Oblig. Proj.):
Series A, 5.5% 5/15/28 (AMBAC Insured)	2,700	3,212
Series B, 6% 7/1/14	2,635	2,850
(New York Univ. Hosp. Ctr. Proj.) Series A:
5% 7/1/13	1,630	1,691
5% 7/1/14	2,510	2,609
(New York Univ. Proj.):
Series 1, 5.5% 7/1/40 (AMBAC Insured)	3,000	3,570
Series 2:
5.5% 7/1/17 (AMBAC Insured)	755	805
5.5% 7/1/19 (AMBAC Insured)	1,705	1,814
5.5% 7/1/20 (AMBAC Insured)	860	915
Series A:
5.75% 7/1/15 (MBIA Insured)	2,295	2,612
5.75% 7/1/27 (MBIA Insured)	11,000	13,243
(North Shore Univ. Hosp. Proj.) 5.5% 11/1/14 (MBIA Insured)	1,500	1,673
(School District Fing. Prog.):
Series 2002 D, 5.5% 10/1/17 (MBIA Insured)	10,825	11,745
Series 2002 E, 5.75% 10/1/22 (MBIA Insured)	1,485	1,625
Series 2002 H, 5.5% 10/1/17 (MBIA Insured)	2,600	2,821
Series 2002 I, 5.75% 10/1/18 (MBIA Insured)	500	549
(State Univ. Edl. Facilities Proj.):
Series A, 5.25% 5/15/15 (MBIA Insured)	8,855	9,677
Series B, 7.5% 5/15/11	1,550	1,687
(The Jamaica Hosp. Proj.) Series F:
5.1% 2/15/12 (Pre-Refunded to 2/15/08 @ 101.5) (d)	3,605	3,700
5.2% 2/15/13 (Pre-Refunded to 2/15/08 @ 101.5) (d)	6,585	6,763
(Upstate Cmnty. Colleges Proj.) Series B, 5.5% 7/1/22 (FGIC Insured)	10,090	11,735
(Winthrop-South Nassau Univ. Health Sys. Oblig. Group Proj.) Series A:
6% 7/1/14	1,095	1,189
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
New York - continued
New York Dorm. Auth. Revs.: - continued
6% 7/1/15	$ 1,160	$ 1,256
6% 7/1/16	1,230	1,328
(Yeshiva Univ. Proj.) Series 2001:
5.375% 7/1/14 (AMBAC Insured)	500	533
5.375% 7/1/16 (AMBAC Insured)	670	714
5.375% 7/1/17 (AMBAC Insured)	370	394
Series 1990 B, 7.5% 5/15/11 (Pre-Refunded to 5/15/10 @ 100) (d)	1,135	1,234
Series 2000 C, 5.75% 5/15/17 (FSA Insured)	3,000	3,471
Series 2002 A, 5.75% 10/1/17 (MBIA Insured)	30,260	33,229
Series 2002 B:
6% 10/1/22 (MBIA Insured)	2,775	3,064
6% 10/1/29 (MBIA Insured)	5,600	6,154
Series 2005 B:
5.25% 7/1/20 (MBIA Insured)	3,345	3,648
5.25% 7/1/21 (MBIA Insured)	1,745	1,899
5.25% 7/1/22 (MBIA Insured)	1,835	1,993
Series A:
5% 7/1/08	1,000	1,009
5% 7/1/11	1,365	1,400
5% 7/1/12	1,530	1,575
5% 7/1/18	3,000	3,236
5% 7/1/39	16,505	17,383
5.5% 5/15/20 (AMBAC Insured)	13,000	14,980
Series B:
5.25%, tender 5/15/12 (b)	10,400	11,055
6%, tender 5/15/12 (b)	11,000	12,041
5% 7/1/10	1,000	1,021
New York Metropolitan Transit Auth. Rev.:
Series A:
5.5% 11/15/15 (AMBAC Insured)	1,340	1,460
5.5% 11/15/16 (AMBAC Insured)	1,000	1,090
5.5% 11/15/17 (AMBAC Insured)	1,000	1,090
5.5% 11/15/18 (AMBAC Insured)	1,700	1,852
5.5% 11/15/18 (AMBAC Insured)	2,000	2,295
5.5% 11/15/19 (FGIC Insured)	5,000	5,760
5.5% 11/15/20 (FSA Insured)	8,635	9,988
5.75% 11/15/32	10,000	10,871
Series B:
5% 11/15/35 (MBIA Insured)	3,300	3,490
5.25% 11/15/18 (FGIC Insured)	4,000	4,321
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
New York - continued
New York Metropolitan Transit Auth. Rev.: - continued
Series B:
5.25% 11/15/18 (MBIA Insured)	$ 7,000	$ 7,871
Series E, 5.5% 11/15/21 (MBIA Insured)	2,200	2,394
New York State Dorm. Auth. Lease Rev. Series 2003 B, 5.25%, tender 7/1/13 (XL Cap. Assurance, Inc. Insured) (b)	10,000	10,767
New York State Dorm. Auth. Revs. (Ref. Ed. Proj.) Series B, 5.5% 3/15/22 (AMBAC Insured)	7,025	8,154
New York State Envir. Facilities Corp. Clean Wtr. & Drinking Wtr. Rev.:
(New York City Muni. Wtr. Fin. Auth. Proj.):
Series B, 5.25% 6/15/16	500	535
Series C:
5.25% 7/15/16	2,340	2,509
5.25% 7/15/17	2,410	2,579
Series D:
5% 6/15/20	20,150	21,226
5.125% 6/15/31	6,900	7,249
5.375% 6/15/19	5,250	5,628
Series G, 5.25% 10/15/20	1,255	1,325
(New York City Muni. Wtr. Fin. Proj.) 5% 6/15/34	4,825	5,078
(Pooled Fing. Prog.):
Series F:
5.25% 11/15/15	2,595	2,799
5.25% 11/15/16	3,770	4,056
Series I:
5.25% 9/15/15	2,085	2,244
5.25% 9/15/17	2,395	2,568
Series 2004 D, 5% 2/15/34	12,150	12,801
Series B:
5.5% 10/15/20	3,805	4,420
5.5% 10/15/21	3,985	4,636
Series C:
5% 6/15/19	815	834
5.25% 6/15/16	3,500	3,703
Series F:
4.875% 6/15/18	1,735	1,773
4.875% 6/15/20	2,175	2,220
5% 6/15/15	1,295	1,326
5.25% 6/15/13	1,575	1,618
Series I, 5% 6/15/24	2,000	2,102
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
New York - continued
New York State Envir. Facilities Corp. State Wtr. Poll. Cont. Revolving Fund Rev.:
(New York City Muni. Wtr. Fin. Auth. Proj.):
Series A, 7% 6/15/12	$ 190	$ 190
Series C, 5.85% 7/15/15	30	30
Series E, 6.5% 6/15/14	130	130
(Pooled Ln. Prog.) Series B, 5.2% 5/15/14	1,115	1,220
Series B, 5.2% 5/15/14 (Escrowed to Maturity) (d)	1,105	1,172
New York State Hsg. Fin. Agcy. Personal Income Tax Rev. (Econ. Dev. & Hsg. Proj.) Series A:
5.25% 9/15/16 (MBIA Insured)	1,780	1,931
5.25% 9/15/20 (Pre-Refunded to 3/15/13 @ 100) (d)	2,685	2,910
5.25% 3/15/21 (Pre-Refunded to 3/15/13 @ 100) (d)	2,230	2,417
New York State Pwr. Auth. & Gen. Purp. Rev.:
Series A, 5.25% 11/15/40	25,860	26,976
Series W, 6.5% 1/1/08 (Escrowed to Maturity) (d)	20	20
New York State Thruway Auth. Gen. Rev.:
Series 2005 G, 5.25% 1/1/27 (FSA Insured)	4,370	4,753
Series G, 5% 1/1/32 (FSA Insured)	2,800	2,957
New York State Thruway Auth. Svc. Contract Rev.:
5.5% 4/1/14	10,700	11,527
5.5% 4/1/15	6,200	6,679
6% 4/1/11	1,605	1,640
New York State Urban Dev. Corp. Correctional Youth Facilities Svc. Series A:
5.5% 1/1/17 (Pre-Refunded to 1/1/11 @ 100) (d)	145	154
5.5%, tender 1/1/11 (b)	1,880	1,986
New York State Urban Dev. Corp. Rev.:
(State Facilities and Equip. Proj.) Series 2004 A2:
5.5% 3/15/19 (MBIA Insured)	1,230	1,409
5.5% 3/15/22 (MBIA Insured)	5,000	5,804
Series 2004 A2, 5.5% 3/15/21 (MBIA Insured)	23,000	26,590
New York Thruway Auth. Hwy. & Bridge Trust Fund:
Series 2005 B, 5% 4/1/17 (FGIC Insured)	14,300	15,472
Series B, 5.5% 4/1/20 (AMBAC Insured)	25,400	29,240
Niagara Falls City Niagara County Pub. Impt.:
7.5% 3/1/08 (Escrowed to Maturity) (d)	85	88
7.5% 3/1/08 (MBIA Insured)	910	938
7.5% 3/1/10 (Escrowed to Maturity) (d)	95	105
7.5% 3/1/10 (MBIA Insured)	1,060	1,166
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
New York - continued
Niagara Falls City Niagara County Pub. Impt.: - continued
7.5% 3/1/11 (Escrowed to Maturity) (d)	$ 105	$ 119
7.5% 3/1/11 (MBIA Insured)	1,140	1,291
7.5% 3/1/16 (Escrowed to Maturity) (d)	90	115
7.5% 3/1/16 (MBIA Insured)	970	1,226
7.5% 3/1/17 (Escrowed to Maturity) (d)	100	130
7.5% 3/1/17 (MBIA Insured)	1,100	1,419
Niagara Falls Pub. Wtr. Auth. 5.5% 7/15/34 (XL Cap. Assurance, Inc. Insured)	1,000	1,113
Oneida County Indl. Dev. Agcy. (Hamilton College Proj.) Series A:
0% 7/1/14 (MBIA Insured)	525	396
0% 7/1/15 (MBIA Insured)	750	542
Sales Tax Asset Receivables Corp. Series A, 5.25% 10/15/27 (AMBAC Insured)	4,055	4,398
Saratoga County Indl. Dev. Agcy. (The Saratoga Hosp. Proj.) Series A, 5% 12/1/10	1,095	1,125
Schenectady Indl. Dev. Agcy. Civic Facility Rev. (Union College Proj.) 5% 7/1/15	1,005	1,082
Suffolk County Indl. Dev. Agcy. Civic Facility Rev. (Huntington Hosp. Proj.) Series B, 6% 11/1/22	4,305	4,548
Taconic Hills Central School District at Craryville 5% 6/15/16 (FGIC Insured)	1,130	1,194
Tobacco Settlement Fing. Corp.:
Series A1:
5.25% 6/1/21 (AMBAC Insured)	3,255	3,469
5.25% 6/1/22 (AMBAC Insured)	5,300	5,642
5.5% 6/1/14	13,125	13,577
5.5% 6/1/15	6,700	7,026
5.5% 6/1/16	17,500	18,325
5.5% 6/1/17	7,000	7,418
5.5% 6/1/18 (MBIA Insured)	3,000	3,238
5.5% 6/1/19	2,700	2,926
Series B1:
5% 6/1/10	1,760	1,822
5% 6/1/11	1,525	1,594
Series C1:
5% 6/1/11	3,280	3,283
5.5% 6/1/14	3,000	3,100
5.5% 6/1/15	11,800	12,367
5.5% 6/1/16	10,000	10,613
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
New York - continued
Tobacco Settlement Fing. Corp.: - continued
Series C1:
5.5% 6/1/17	$ 5,700	$ 6,041
5.5% 6/1/18	3,800	4,078
5.5% 6/1/19	13,700	14,845
5.5% 6/1/20	16,000	17,301
5.5% 6/1/21	11,985	12,939
5.5% 6/1/22	9,700	10,456
Triborough Bridge & Tunnel Auth. Revs.:
(Convention Ctr. Proj.) Series E, 7.25% 1/1/10 (XL Cap. Assurance, Inc. Insured)	4,760	5,009
Series 2002 A, 5.25% 1/1/19	1,100	1,165
Series 2005 A, 5.125% 1/1/22	5,290	5,540
Series A:
5% 1/1/32	3,010	3,113
5% 1/1/32 (MBIA Insured)	1,455	1,514
Series B:
5.2% 1/1/27 (Pre-Refunded to 1/1/22 @ 100) (d)	2,000	2,279
5.2% 1/1/27 (Pre-Refunded to 1/1/22 @ 100) (d)	2,000	2,279
5.5% 1/1/30 (Pre-Refunded to 1/1/22 @ 100) (d)	5,015	5,797
Series Q, 6.75% 1/1/09 (Escrowed to Maturity) (d)	630	650
Series Y:
5.5% 1/1/17 (Escrowed to Maturity) (d)	1,000	1,108
6.125% 1/1/21 (Escrowed to Maturity) (d)	3,200	3,880
		1,403,480
New York & New Jersey - 2.6%
Port Auth. of New York & New Jersey:
124th Series, 5% 8/1/13 (FGIC Insured) (c)	3,000	3,066
126th Series, 5.25% 5/15/37 (FGIC Insured) (c)	3,970	4,180
128th Series, 5% 11/1/19 (FSA Insured)	7,200	7,647
134th Series, 5% 1/15/39	10,000	10,496
Series 85, 5.375% 3/1/28	6,205	7,124
Port Auth. of New York & New Jersey Spl. Oblig. Rev. (JFK Int'l. Air Term. Spl. Proj.) Series 6, 6.25% 12/1/15 (MBIA Insured) (c)	5,000	5,782
		38,295
Puerto Rico - 0.7%
Puerto Rico Commonwealth Hwy. & Trans. Auth. Trans. Rev.:
Series 1998, 5.75% 7/1/22 (CIFG North America Insured)	3,000	3,303
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Puerto Rico - continued
Puerto Rico Commonwealth Hwy. & Trans. Auth. Trans. Rev.: - continued
Series L, 5.25% 7/1/41 (CIFG North America Insured)	$ 2,385	$ 2,784
Puerto Rico Commonwealth Infrastructure Fing. Auth. Series C, 5.5% 7/1/27 (AMBAC Insured)	1,000	1,177
Puerto Rico Elec. Pwr. Auth. Pwr. Rev. Series QQ:
5.25% 7/1/13 (XL Cap. Assurance, Inc. Insured)	1,500	1,624
5.5% 7/1/16 (XL Cap. Assurance, Inc. Insured)	1,000	1,126
Puerto Rico Muni. Fin. Agcy. Series 2005 C, 5.25% 8/1/17 (FSA Insured)	1,000	1,118
		11,132
TOTAL INVESTMENT PORTFOLIO - 97.9% (Cost $1,430,561)	1,454,110
NET OTHER ASSETS - 2.1%	30,532
NET ASSETS - 100%	$ 1,484,642
Legend
(a) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(b) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.
(c) Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.
(d) Security collateralized by an amount sufficient to pay interest and principal.
Income Tax Information

At April 30, 2007, the aggregate cost of investment securities for income tax purposes was $1,430,413,000. Net unrealized appreciation aggregated $23,697,000, of which $26,726,000 related to appreciated investment securities and $3,029,000 related to depreciated investment securities.

Investment Valuation

Investments are valued as of the close of business of the New York Stock Exchange, normally 4:00 p.m. Eastern time. Security transactions are accounted for as of trade date. Wherever possible, the fund uses independent pricing services approved by the Board of Trustees to value its investments. Debt securities, including restricted securities, for which quotes are readily available, are valued by independent pricing services or by dealers who make markets in such securities. Pricing services consider yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices. Swaps are marked-to-market daily based on dealer-supplied valuations. When current market prices or quotations are not readily available or do not accurately reflect fair value, valuations may be determined in accordance with procedures adopted by the Board of Trustees. The frequency of when fair value pricing is used is unpredictable. The value of securities used for NAV calculation under fair value pricing may differ from published prices for the same securities. Investments in open-end mutual funds are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value.

For additional information on the fund's policy regarding valuation of investments and other significant accounting policies, please refer to the fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR Corp. or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Advisor New York
Municipal Income Fund
Class A
Class T
Class B
Class C
Institutional Class

April 30, 2007

Class A, Class T, Class B, Class C and
Institutional Class
are classes of Fidelity® New York Municipal
Income Fund

1.815813.102

ASNM-QTLY-0607

Investments April 30, 2007 (Unaudited)

Showing Percentage of Net Assets

Municipal Bonds - 97.9%
	Principal Amount (000s)	Value (000s)
Guam - 0.1%
Guam Wtrwks. Auth. Wtr. and Wastewtr. Sys. Rev. 6% 7/1/25	$ 1,100	$ 1,203
New York - 94.5%
Albany Indl. Dev. Agcy. Civic Facility Rev. (College of Saint Rose Proj.) Series A, 5.5% 7/1/21 (AMBAC Insured)	2,300	2,461
Battery Park City Auth. Rev. Series A:
5.25% 11/1/16	2,000	2,175
5.25% 11/1/17	1,400	1,524
Buffalo Muni. Wtr. Fin. Auth. Series B, 5% 7/1/16 (FSA Insured) (a)	2,965	3,180
Dutchess County Indl. Dev. Agcy. Civic Facility Rev.:
(Bard College Civic Facility Proj.):
5.5% 8/1/20 (Pre-Refunded to 8/1/10 @ 101) (d)	4,190	4,444
5.75% 8/1/30 (Pre-Refunded to 8/1/10 @ 101) (d)	9,475	10,099
(Bard College Proj.):
Series A1, 5% 8/1/12 (a)	500	521
Series A2, 5% 8/1/11 (a)	750	777
(Vassar College Proj.) 5.35% 9/1/40 (Pre-Refunded to 8/1/11 @ 101) (d)	7,000	7,532
Erie County Gen. Oblig. Series A:
5% 9/1/15 (FGIC Insured)	2,625	2,783
5% 9/1/16 (FGIC Insured)	1,680	1,778
5% 9/1/17 (FGIC Insured)	1,000	1,059
Erie County Indl. Dev. Agcy. School Facility Rev.:
(Buffalo City School District Proj.):
Series 2003:
5.75% 5/1/17 (FSA Insured)	8,940	9,735
5.75% 5/1/19 (FSA Insured)	1,500	1,631
5.75% 5/1/20 (FSA Insured)	1,400	1,522
5.75% 5/1/22 (FSA Insured)	4,900	5,319
Series 2004:
5.75% 5/1/17 (FSA Insured)	5,950	6,657
5.75% 5/1/23 (FSA Insured)	9,620	10,682
5.75% 5/1/25 (FSA Insured)	2,000	2,218
5.75% 5/1/26 (FSA Insured)	8,985	9,959
5.75% 5/1/15 (FSA Insured)	4,100	4,608
5.75% 5/1/19 (FSA Insured)	5,000	5,574
(City of Buffalo Proj.) Series 2003:
5.75% 5/1/21 (FSA Insured)	1,755	1,907
5.75% 5/1/23 (FSA Insured)	1,000	1,085
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
New York - continued
Geneva Indl. Dev. Auth. Civic Facilities Rev. (Hobart & William Smith Proj.) Series A, 5.375% 2/1/23 (FGIC Insured)	$ 3,485	$ 3,754
Grand Central District Mgmt. Assoc., Inc. 5% 1/1/14	1,000	1,064
Hempstead Town Indl. Dev. Agcy. (American Ref-Fuel Co. Proj.) 5% 12/1/10	7,000	7,222
Hudson Yards Infrastructure Corp. 4.5% 2/15/47 (MBIA Insured)	4,000	3,956
Long Island Pwr. Auth.:
Series A, 5.25% 12/1/20 (FGIC Insured)	17,780	19,472
Series B, 5% 12/1/35	3,000	3,145
Series C, 5% 9/1/35	5,000	5,266
Metropolitan Trans. Auth. Dedicated Tax Fund Series A, 5.5% 11/15/26 (FSA Insured)	13,575	14,605
Metropolitan Trans. Auth. Svc. Contract Rev.:
(Trans. Facilities Proj.) Series 3, 7.375% 7/1/08 (Escrowed to Maturity) (d)	695	711
Series 2002 A, 5.75% 7/1/31 (AMBAC Insured)	3,025	3,287
Series 7, 5.625% 7/1/16 (Escrowed to Maturity) (d)	3,000	3,138
Series A, 5.5% 7/1/20 (MBIA Insured)	3,000	3,240
Series B:
5.5% 7/1/19 (MBIA Insured)	3,000	3,251
5.5% 7/1/23 (MBIA Insured)	5,000	5,414
Monroe County Arpt. Auth. Arpt. Rev. 5.25% 1/1/13 (MBIA Insured) (c)	1,000	1,052
Monroe County Gen. Oblig. 6.5% 6/1/07 (AMBAC Insured)	50	50
Monroe County Indl. Dev. Agcy. Civic Facility Rev.:
(Highland Hosp. Proj.):
5% 8/1/11	1,510	1,557
5% 8/1/13	1,650	1,726
(Nazareth College Rochester Proj.) 5.25% 10/1/21 (MBIA Insured)	1,000	1,063
Nassau County Indl. Dev. Agcy. Civic Facility Rev. (North Shore Health Sys. Proj.):
Series 2001 A, 5.875% 11/1/11	125	129
Series 2001 B, 5.875% 11/1/11	855	886
Series 2001 C, 5.625% 11/1/10	510	519
Series 2001 D, 5.625% 11/1/10	1,225	1,281
Nassau County Interim Fin. Auth. Series A, 5% 11/15/18 (AMBAC Insured)	4,875	5,190
New York City Gen. Oblig.:
Series 1998 H, 5.5% 8/1/12	8,065	8,314
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
New York - continued
New York City Gen. Oblig.: - continued
Series 2000 A, 6.5% 5/15/11	$ 195	$ 212
Series 2002 A, 5.75% 8/1/14	5,000	5,449
Series 2002 B, 5.75% 8/1/15	3,500	3,815
Series 2002 C, 5.5% 8/1/13	10,500	11,379
Series 2003 A:
5.5% 8/1/14	3,205	3,498
5.5% 8/1/20 (MBIA Insured)	7,000	7,619
Series 2003 E, 5.25% 8/1/14	3,390	3,653
Series 2003 F:
5.5% 12/15/10	1,000	1,058
5.5% 12/15/11	3,700	3,962
Series 2003 J, 5.5% 6/1/20 (AMBAC Insured)	17,265	18,756
Series 2004 B, 5.25% 8/1/15	9,855	10,693
Series 2005 F, 5.25% 8/1/12	2,000	2,115
Series 2005 G:
5% 8/1/15	8,220	8,828
5.25% 8/1/16	9,010	9,887
5.625% 8/1/13 (MBIA Insured)	3,000	3,264
Series 2005 J, 5% 3/1/13	2,500	2,647
Series A:
5.25% 11/1/14 (MBIA Insured)	1,350	1,447
6.25% 8/1/08	1,000	1,014
Series B:
5.75% 8/1/14	3,000	3,270
6.5% 8/15/11	1,000	1,103
Series C, 5% 1/1/15	7,000	7,486
Series D, 5.25% 8/1/13	1,740	1,764
Series G, 5.25% 8/1/14 (AMBAC Insured)	1,635	1,737
Series H, 6% 8/1/17	345	350
Series I-1, 5% 4/1/17	7,215	7,746
Series J:
5.5% 6/1/18 (MBIA Insured)	5,000	5,454
5.5% 6/1/19	2,395	2,595
6.125% 8/1/12	60	61
Subseries 2005 F1, 5.25% 9/1/14	3,000	3,258
New York City Health & Hosp. Corp. Rev. Series A:
5.5% 2/15/16 (FSA Insured)	2,605	2,803
5.5% 2/15/17 (FSA Insured)	3,000	3,228
5.5% 2/15/18 (FSA Insured)	2,500	2,688
5.5% 2/15/19 (FSA Insured)	1,250	1,343
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
New York - continued
New York City Indl. Dev. Agcy. Civic Facility Rev.:
(New York Univ. Proj.) Series 2001, 5.375% 7/1/15 (AMBAC Insured)	$ 500	$ 533
(Spence School, Inc. Proj.) 5% 7/1/27	3,255	3,384
New York City Indl. Dev. Agcy. Indl. Dev. Rev. (Japan Airlines Co. Ltd. Proj.) Series 1991, 6% 11/1/15 (FSA Insured) (c)	1,915	1,938
New York City Indl. Dev. Agcy. Spl. Facilities Rev. (Terminal One Group Assoc. Proj.) 5% 1/1/08 (c)	3,735	3,757
New York City Muni. Wtr. Fin. Auth. Wtr. & Swr. Sys. Rev.:
Series 07AA, 4.75% 6/15/37	2,500	2,563
Series 2001 C, 5.125% 6/15/33	3,960	4,156
Series 2002 A, 5.125% 6/15/34 (FSA Insured)	16,500	17,327
Series 2005 D, 5% 6/15/37	16,090	16,899
Series A:
5% 6/15/32	5,000	5,153
5.125% 6/15/34 (MBIA Insured)	4,200	4,411
5.25% 6/15/33 (Pre-Refunded to 6/15/11 @ 100) (d)	1,280	1,359
5.375% 6/15/15 (FGIC Insured)	7,000	7,565
Series B, 5.375% 6/15/07 (Escrowed to Maturity) (d)	145	145
Series D:
5% 6/15/38	14,250	14,967
5% 6/15/39	2,800	2,939
5% 6/15/39 (AMBAC Insured)	3,755	3,952
Series E:
5% 6/15/34	2,000	2,081
5% 6/15/38	2,975	3,092
Series G:
5.125% 6/15/32	3,000	3,123
5.125% 6/15/32 (FGIC Insured)	4,750	4,956
New York City Transitional Fin. Auth. Rev.:
Series 2002 A, 5.375% 11/15/21	1,100	1,181
Series 2003 D:
5% 2/1/31	20,025	20,896
5.25% 2/1/17 (MBIA Insured)	9,385	10,081
5.25% 2/1/19 (MBIA Insured)	8,075	8,631
Series 2003 E:
5.25% 2/1/15 (FGIC Insured)	7,250	7,811
5.25% 2/1/17 (FGIC Insured)	5,975	6,418
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
New York - continued
New York City Transitional Fin. Auth. Rev.: - continued
Series 2004 C:
5% 2/1/33 (FGIC Insured)	$ 7,350	$ 7,740
5.25% 2/1/14	6,000	6,524
Series 2007 B:
5% 11/1/15	3,000	3,257
5% 11/1/16	7,500	8,180
Series 2007 S1, 5% 7/15/36 (FGIC Insured)	3,000	3,192
Series A:
5.375% 11/15/21 (Pre-Refunded to 11/15/12 @ 100) (d)	2,750	2,989
5.5% 11/15/17 (FGIC Insured)	6,725	7,291
5.5% 11/15/20 (Pre-Refunded to 11/15/12 @ 100) (d)	3,800	4,153
Series B:
5% 8/1/32	5,000	5,231
5.25% 8/1/19	3,000	3,236
5.375% 2/1/15	3,000	3,236
Series C, 5.375% 2/1/17	1,000	1,063
Series D, 5.25% 2/1/20 (MBIA Insured)	5,000	5,349
5.75% 2/15/16 (Pre-Refunded to 2/15/10 @ 101) (d)	85	91
New York City Trust Cultural Resources Rev. (Museum of Modern Art Proj.) Series 2001 D, 5.125% 7/1/31 (AMBAC Insured)	3,200	3,363
New York Convention Ctr. Dev. Corp. Rev. 5% 11/15/44 (AMBAC Insured)	48,000	50,380
New York Dorm. Auth. Revs.:
(Champlain Valley Physicians Proj.):
6% 7/1/09 (Escrowed to Maturity) (d)	370	388
6% 7/1/10 (Escrowed to Maturity) (d)	250	268
(City Univ. Sys. Consolidation Proj.):
Series A:
5.75% 7/1/13	6,000	6,482
5.75% 7/1/13 (AMBAC Insured)	3,000	3,248
Series C, 7.5% 7/1/10	4,995	5,267
(Colgate Univ. Proj.):
6% 7/1/16 (MBIA Insured)	1,900	2,157
6% 7/1/21 (MBIA Insured)	2,500	2,975
(Court Facilities Lease Proj.) Series A, 5.5% 5/15/21 (AMBAC Insured)	10,000	11,575
(Jewish Med. Ctr. Proj.) 5% 7/1/18 (MBIA Insured)	8,000	8,180
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
New York - continued
New York Dorm. Auth. Revs.: - continued
(Mental Health Proj.) Series 2007 A, 5.75% 8/15/11	$ 25	$ 26
(Montefiore Med. Ctr. Proj.) Series 2000:
5.8% 8/1/30	2,820	2,995
5.85% 8/1/40	9,500	10,107
(New York & Presbyterian Hosp. Proj.) 4.4% 8/1/13 (AMBAC Insured)	185	185
(New York City Gen. Oblig. Proj.):
Series A, 5.5% 5/15/28 (AMBAC Insured)	2,700	3,212
Series B, 6% 7/1/14	2,635	2,850
(New York Univ. Hosp. Ctr. Proj.) Series A:
5% 7/1/13	1,630	1,691
5% 7/1/14	2,510	2,609
(New York Univ. Proj.):
Series 1, 5.5% 7/1/40 (AMBAC Insured)	3,000	3,570
Series 2:
5.5% 7/1/17 (AMBAC Insured)	755	805
5.5% 7/1/19 (AMBAC Insured)	1,705	1,814
5.5% 7/1/20 (AMBAC Insured)	860	915
Series A:
5.75% 7/1/15 (MBIA Insured)	2,295	2,612
5.75% 7/1/27 (MBIA Insured)	11,000	13,243
(North Shore Univ. Hosp. Proj.) 5.5% 11/1/14 (MBIA Insured)	1,500	1,673
(School District Fing. Prog.):
Series 2002 D, 5.5% 10/1/17 (MBIA Insured)	10,825	11,745
Series 2002 E, 5.75% 10/1/22 (MBIA Insured)	1,485	1,625
Series 2002 H, 5.5% 10/1/17 (MBIA Insured)	2,600	2,821
Series 2002 I, 5.75% 10/1/18 (MBIA Insured)	500	549
(State Univ. Edl. Facilities Proj.):
Series A, 5.25% 5/15/15 (MBIA Insured)	8,855	9,677
Series B, 7.5% 5/15/11	1,550	1,687
(The Jamaica Hosp. Proj.) Series F:
5.1% 2/15/12 (Pre-Refunded to 2/15/08 @ 101.5) (d)	3,605	3,700
5.2% 2/15/13 (Pre-Refunded to 2/15/08 @ 101.5) (d)	6,585	6,763
(Upstate Cmnty. Colleges Proj.) Series B, 5.5% 7/1/22 (FGIC Insured)	10,090	11,735
(Winthrop-South Nassau Univ. Health Sys. Oblig. Group Proj.) Series A:
6% 7/1/14	1,095	1,189
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
New York - continued
New York Dorm. Auth. Revs.: - continued
6% 7/1/15	$ 1,160	$ 1,256
6% 7/1/16	1,230	1,328
(Yeshiva Univ. Proj.) Series 2001:
5.375% 7/1/14 (AMBAC Insured)	500	533
5.375% 7/1/16 (AMBAC Insured)	670	714
5.375% 7/1/17 (AMBAC Insured)	370	394
Series 1990 B, 7.5% 5/15/11 (Pre-Refunded to 5/15/10 @ 100) (d)	1,135	1,234
Series 2000 C, 5.75% 5/15/17 (FSA Insured)	3,000	3,471
Series 2002 A, 5.75% 10/1/17 (MBIA Insured)	30,260	33,229
Series 2002 B:
6% 10/1/22 (MBIA Insured)	2,775	3,064
6% 10/1/29 (MBIA Insured)	5,600	6,154
Series 2005 B:
5.25% 7/1/20 (MBIA Insured)	3,345	3,648
5.25% 7/1/21 (MBIA Insured)	1,745	1,899
5.25% 7/1/22 (MBIA Insured)	1,835	1,993
Series A:
5% 7/1/08	1,000	1,009
5% 7/1/11	1,365	1,400
5% 7/1/12	1,530	1,575
5% 7/1/18	3,000	3,236
5% 7/1/39	16,505	17,383
5.5% 5/15/20 (AMBAC Insured)	13,000	14,980
Series B:
5.25%, tender 5/15/12 (b)	10,400	11,055
6%, tender 5/15/12 (b)	11,000	12,041
5% 7/1/10	1,000	1,021
New York Metropolitan Transit Auth. Rev.:
Series A:
5.5% 11/15/15 (AMBAC Insured)	1,340	1,460
5.5% 11/15/16 (AMBAC Insured)	1,000	1,090
5.5% 11/15/17 (AMBAC Insured)	1,000	1,090
5.5% 11/15/18 (AMBAC Insured)	1,700	1,852
5.5% 11/15/18 (AMBAC Insured)	2,000	2,295
5.5% 11/15/19 (FGIC Insured)	5,000	5,760
5.5% 11/15/20 (FSA Insured)	8,635	9,988
5.75% 11/15/32	10,000	10,871
Series B:
5% 11/15/35 (MBIA Insured)	3,300	3,490
5.25% 11/15/18 (FGIC Insured)	4,000	4,321
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
New York - continued
New York Metropolitan Transit Auth. Rev.: - continued
Series B:
5.25% 11/15/18 (MBIA Insured)	$ 7,000	$ 7,871
Series E, 5.5% 11/15/21 (MBIA Insured)	2,200	2,394
New York State Dorm. Auth. Lease Rev. Series 2003 B, 5.25%, tender 7/1/13 (XL Cap. Assurance, Inc. Insured) (b)	10,000	10,767
New York State Dorm. Auth. Revs. (Ref. Ed. Proj.) Series B, 5.5% 3/15/22 (AMBAC Insured)	7,025	8,154
New York State Envir. Facilities Corp. Clean Wtr. & Drinking Wtr. Rev.:
(New York City Muni. Wtr. Fin. Auth. Proj.):
Series B, 5.25% 6/15/16	500	535
Series C:
5.25% 7/15/16	2,340	2,509
5.25% 7/15/17	2,410	2,579
Series D:
5% 6/15/20	20,150	21,226
5.125% 6/15/31	6,900	7,249
5.375% 6/15/19	5,250	5,628
Series G, 5.25% 10/15/20	1,255	1,325
(New York City Muni. Wtr. Fin. Proj.) 5% 6/15/34	4,825	5,078
(Pooled Fing. Prog.):
Series F:
5.25% 11/15/15	2,595	2,799
5.25% 11/15/16	3,770	4,056
Series I:
5.25% 9/15/15	2,085	2,244
5.25% 9/15/17	2,395	2,568
Series 2004 D, 5% 2/15/34	12,150	12,801
Series B:
5.5% 10/15/20	3,805	4,420
5.5% 10/15/21	3,985	4,636
Series C:
5% 6/15/19	815	834
5.25% 6/15/16	3,500	3,703
Series F:
4.875% 6/15/18	1,735	1,773
4.875% 6/15/20	2,175	2,220
5% 6/15/15	1,295	1,326
5.25% 6/15/13	1,575	1,618
Series I, 5% 6/15/24	2,000	2,102
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
New York - continued
New York State Envir. Facilities Corp. State Wtr. Poll. Cont. Revolving Fund Rev.:
(New York City Muni. Wtr. Fin. Auth. Proj.):
Series A, 7% 6/15/12	$ 190	$ 190
Series C, 5.85% 7/15/15	30	30
Series E, 6.5% 6/15/14	130	130
(Pooled Ln. Prog.) Series B, 5.2% 5/15/14	1,115	1,220
Series B, 5.2% 5/15/14 (Escrowed to Maturity) (d)	1,105	1,172
New York State Hsg. Fin. Agcy. Personal Income Tax Rev. (Econ. Dev. & Hsg. Proj.) Series A:
5.25% 9/15/16 (MBIA Insured)	1,780	1,931
5.25% 9/15/20 (Pre-Refunded to 3/15/13 @ 100) (d)	2,685	2,910
5.25% 3/15/21 (Pre-Refunded to 3/15/13 @ 100) (d)	2,230	2,417
New York State Pwr. Auth. & Gen. Purp. Rev.:
Series A, 5.25% 11/15/40	25,860	26,976
Series W, 6.5% 1/1/08 (Escrowed to Maturity) (d)	20	20
New York State Thruway Auth. Gen. Rev.:
Series 2005 G, 5.25% 1/1/27 (FSA Insured)	4,370	4,753
Series G, 5% 1/1/32 (FSA Insured)	2,800	2,957
New York State Thruway Auth. Svc. Contract Rev.:
5.5% 4/1/14	10,700	11,527
5.5% 4/1/15	6,200	6,679
6% 4/1/11	1,605	1,640
New York State Urban Dev. Corp. Correctional Youth Facilities Svc. Series A:
5.5% 1/1/17 (Pre-Refunded to 1/1/11 @ 100) (d)	145	154
5.5%, tender 1/1/11 (b)	1,880	1,986
New York State Urban Dev. Corp. Rev.:
(State Facilities and Equip. Proj.) Series 2004 A2:
5.5% 3/15/19 (MBIA Insured)	1,230	1,409
5.5% 3/15/22 (MBIA Insured)	5,000	5,804
Series 2004 A2, 5.5% 3/15/21 (MBIA Insured)	23,000	26,590
New York Thruway Auth. Hwy. & Bridge Trust Fund:
Series 2005 B, 5% 4/1/17 (FGIC Insured)	14,300	15,472
Series B, 5.5% 4/1/20 (AMBAC Insured)	25,400	29,240
Niagara Falls City Niagara County Pub. Impt.:
7.5% 3/1/08 (Escrowed to Maturity) (d)	85	88
7.5% 3/1/08 (MBIA Insured)	910	938
7.5% 3/1/10 (Escrowed to Maturity) (d)	95	105
7.5% 3/1/10 (MBIA Insured)	1,060	1,166
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
New York - continued
Niagara Falls City Niagara County Pub. Impt.: - continued
7.5% 3/1/11 (Escrowed to Maturity) (d)	$ 105	$ 119
7.5% 3/1/11 (MBIA Insured)	1,140	1,291
7.5% 3/1/16 (Escrowed to Maturity) (d)	90	115
7.5% 3/1/16 (MBIA Insured)	970	1,226
7.5% 3/1/17 (Escrowed to Maturity) (d)	100	130
7.5% 3/1/17 (MBIA Insured)	1,100	1,419
Niagara Falls Pub. Wtr. Auth. 5.5% 7/15/34 (XL Cap. Assurance, Inc. Insured)	1,000	1,113
Oneida County Indl. Dev. Agcy. (Hamilton College Proj.) Series A:
0% 7/1/14 (MBIA Insured)	525	396
0% 7/1/15 (MBIA Insured)	750	542
Sales Tax Asset Receivables Corp. Series A, 5.25% 10/15/27 (AMBAC Insured)	4,055	4,398
Saratoga County Indl. Dev. Agcy. (The Saratoga Hosp. Proj.) Series A, 5% 12/1/10	1,095	1,125
Schenectady Indl. Dev. Agcy. Civic Facility Rev. (Union College Proj.) 5% 7/1/15	1,005	1,082
Suffolk County Indl. Dev. Agcy. Civic Facility Rev. (Huntington Hosp. Proj.) Series B, 6% 11/1/22	4,305	4,548
Taconic Hills Central School District at Craryville 5% 6/15/16 (FGIC Insured)	1,130	1,194
Tobacco Settlement Fing. Corp.:
Series A1:
5.25% 6/1/21 (AMBAC Insured)	3,255	3,469
5.25% 6/1/22 (AMBAC Insured)	5,300	5,642
5.5% 6/1/14	13,125	13,577
5.5% 6/1/15	6,700	7,026
5.5% 6/1/16	17,500	18,325
5.5% 6/1/17	7,000	7,418
5.5% 6/1/18 (MBIA Insured)	3,000	3,238
5.5% 6/1/19	2,700	2,926
Series B1:
5% 6/1/10	1,760	1,822
5% 6/1/11	1,525	1,594
Series C1:
5% 6/1/11	3,280	3,283
5.5% 6/1/14	3,000	3,100
5.5% 6/1/15	11,800	12,367
5.5% 6/1/16	10,000	10,613
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
New York - continued
Tobacco Settlement Fing. Corp.: - continued
Series C1:
5.5% 6/1/17	$ 5,700	$ 6,041
5.5% 6/1/18	3,800	4,078
5.5% 6/1/19	13,700	14,845
5.5% 6/1/20	16,000	17,301
5.5% 6/1/21	11,985	12,939
5.5% 6/1/22	9,700	10,456
Triborough Bridge & Tunnel Auth. Revs.:
(Convention Ctr. Proj.) Series E, 7.25% 1/1/10 (XL Cap. Assurance, Inc. Insured)	4,760	5,009
Series 2002 A, 5.25% 1/1/19	1,100	1,165
Series 2005 A, 5.125% 1/1/22	5,290	5,540
Series A:
5% 1/1/32	3,010	3,113
5% 1/1/32 (MBIA Insured)	1,455	1,514
Series B:
5.2% 1/1/27 (Pre-Refunded to 1/1/22 @ 100) (d)	2,000	2,279
5.2% 1/1/27 (Pre-Refunded to 1/1/22 @ 100) (d)	2,000	2,279
5.5% 1/1/30 (Pre-Refunded to 1/1/22 @ 100) (d)	5,015	5,797
Series Q, 6.75% 1/1/09 (Escrowed to Maturity) (d)	630	650
Series Y:
5.5% 1/1/17 (Escrowed to Maturity) (d)	1,000	1,108
6.125% 1/1/21 (Escrowed to Maturity) (d)	3,200	3,880
		1,403,480
New York & New Jersey - 2.6%
Port Auth. of New York & New Jersey:
124th Series, 5% 8/1/13 (FGIC Insured) (c)	3,000	3,066
126th Series, 5.25% 5/15/37 (FGIC Insured) (c)	3,970	4,180
128th Series, 5% 11/1/19 (FSA Insured)	7,200	7,647
134th Series, 5% 1/15/39	10,000	10,496
Series 85, 5.375% 3/1/28	6,205	7,124
Port Auth. of New York & New Jersey Spl. Oblig. Rev. (JFK Int'l. Air Term. Spl. Proj.) Series 6, 6.25% 12/1/15 (MBIA Insured) (c)	5,000	5,782
		38,295
Puerto Rico - 0.7%
Puerto Rico Commonwealth Hwy. & Trans. Auth. Trans. Rev.:
Series 1998, 5.75% 7/1/22 (CIFG North America Insured)	3,000	3,303
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Puerto Rico - continued
Puerto Rico Commonwealth Hwy. & Trans. Auth. Trans. Rev.: - continued
Series L, 5.25% 7/1/41 (CIFG North America Insured)	$ 2,385	$ 2,784
Puerto Rico Commonwealth Infrastructure Fing. Auth. Series C, 5.5% 7/1/27 (AMBAC Insured)	1,000	1,177
Puerto Rico Elec. Pwr. Auth. Pwr. Rev. Series QQ:
5.25% 7/1/13 (XL Cap. Assurance, Inc. Insured)	1,500	1,624
5.5% 7/1/16 (XL Cap. Assurance, Inc. Insured)	1,000	1,126
Puerto Rico Muni. Fin. Agcy. Series 2005 C, 5.25% 8/1/17 (FSA Insured)	1,000	1,118
		11,132
TOTAL INVESTMENT PORTFOLIO - 97.9% (Cost $1,430,561)	1,454,110
NET OTHER ASSETS - 2.1%	30,532
NET ASSETS - 100%	$ 1,484,642
Legend
(a) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(b) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.
(c) Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.
(d) Security collateralized by an amount sufficient to pay interest and principal.
Income Tax Information

At April 30, 2007, the aggregate cost of investment securities for income tax purposes was $1,430,413,000. Net unrealized appreciation aggregated $23,697,000, of which $26,726,000 related to appreciated investment securities and $3,029,000 related to depreciated investment securities.

Investment Valuation

Investments are valued as of the close of business of the New York Stock Exchange, normally 4:00 p.m. Eastern time. Security transactions are accounted for as of trade date. Wherever possible, the fund uses independent pricing services approved by the Board of Trustees to value its investments. Debt securities, including restricted securities, for which quotes are readily available, are valued by independent pricing services or by dealers who make markets in such securities. Pricing services consider yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices. Swaps are marked-to-market daily based on dealer-supplied valuations. When current market prices or quotations are not readily available or do not accurately reflect fair value, valuations may be determined in accordance with procedures adopted by the Board of Trustees. The frequency of when fair value pricing is used is unpredictable. The value of securities used for NAV calculation under fair value pricing may differ from published prices for the same securities. Investments in open-end mutual funds are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value.

For additional information on the fund's policy regarding valuation of investments and other significant accounting policies, please refer to the fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please visit advisor.fidelity.com or call Fidelity at 1-877-208-0098 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR Corp. or an affiliate.

Quarterly Report

Item 2. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity New York Municipal Trust's (the "Trust") disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the Trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the Trust's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

Item 3. Exhibits

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity New York Municipal Trust

By:	/s/Kimberley Monasterio
Kimberley Monasterio
President and Treasurer

Date:	June 22, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Kimberley Monasterio
Kimberley Monasterio
President and Treasurer

Date:	June 22, 2007
By:	/s/Joseph B. Hollis
Joseph B. Hollis
Chief Financial Officer

Date:	June 22, 2007